Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

Note Conversions

On October 3, 2023, an investor converted $150,000 in principal of a convertible promissory note into 6,000,000 shares of the Company’s common stock.

On October 11, 2023, an investor converted $30,000 in principal and $8,197.50 in interest and fees of a convertible promissory note into 1,527,900 shares of the Company’s common stock.

Debenture and Warrant Restructuring

On October 6, 2023, the Company entered into an agreement with the holder (the “Holder”) of certain of the Company’s previously issued securities (the “Restructuring Agreement”).

The Restructuring Agreement, among other things, modified certain provisions of the following securities of the Company:

(i) Original Issue Discount Convertible Debenture issued on December 12, 2022 (the “December 2022 Debenture”)

(ii) Original Issue Discount Convertible Debenture issued on January 13, 2023 (the “January 2023 Debenture”)

(iii) Original Issue Discount Convertible Debenture issued on February 1, 2023 (the “February 2023 Debenture” and, together with the December 2022 Debenture and January 2023 Debenture, the “Debentures”)

(iv) Common Stock Purchase Warrant issued on December 12, 2022 (the “Restructured Warrants”)

Pursuant to the Restructuring Agreement, the Company and the Holder agreed to, among other things, to (i) extend the maturity dates for the Debentures, which have a cumulative remaining balance of $2,485,000, to February 28, 2024; (ii) reduce the conversion price of the Debentures down to $0.025, subject to adjustment for reverse and forward stock splits, stock dividends, stock combinations and other similar transactions of the Common Stock; (iii) reduce the exercise price of the Restructured Warrants down to $0.025, subject to adjustment for subject to adjustment for reverse and forward stock splits, stock dividends, stock combinations and other similar transactions of the Common Stock; (iv) allow the Company to prepay the Debentures at any time with no prepayment penalty or fees; and (v) issue the Holder 5,000,000 shares as consideration.

Assignment and Assumption Agreement

On October 6, 2023, the Company entered into an agreement (the “Assignment and Assumption Agreement”) with an entity (the “Buyer”) to acquire the assets and assume the liabilities of the brands known as Brave and Basis, DBAs of the Company’s wholly owned subsidiary Creatd Ventures LLC.

In addition to the assumption of approximately $215,000 in liabilities and the cancellation of an additional $38,750, the Company received a 7.5% membership interest in the acquiring entity and will receive 7.5% of all cash receipts generated from the acquired inventory.

Dispute Settlement

On October 11, 2023, the Company entered into an agreement (the “Settlement Agreement”) with a former executive (the “Executive”) regarding a previously executed Executive Separation Agreement.

The Company and Executive agreed to settle the outstanding liability of $405,208 in exchange for $75,000 in cash payment and 5,753,472 shares of the Company’s common stock. In exchange, the Executive has agreed to rescind the Confession of Judgement as granted in the original Executive Separation Agreement.

Chief Financial Officer Resignation

On October 12, 2023, the Board of Directors (the “Board”) of Creatd, Inc. (the “Company”) was notified by Eric Pickens, CFO, of his intention to transition to a consultant for the Company supporting its finance and accounting functions and to resign from the position of CFO. On October 16, 2023, the Board determined it was in the best interest of the Company to accept Mr. Pickens’ resignation and to continue his engagement with the Company as a finance and accounting consultant.

Chief Financial Officer Appointment

On October 16, 2023, the Board appointed Mr. Jeremy Frommer as the Chief Financial Officer of the Company, effective October 16, 2023.

Share Award Recession

On October 16, 2023, the Company’s board of directors (the “Board”) determined to rescind a previously approved allocation of a class of restricted shares to the then executive officers and board of directors. This class consisted of 21,398,080 shares and was previously approved by the Board on February 8, 2023, eliminating the corresponding liability of $2,071,245 for the payroll taxes on this issuance.

Executive and Director Share Awards

On October 17, 2023, the Board approved the issuance of 21,398,080 shares of common stock to certain officers, directors, and employees at a fair market value of $620,544.

Equity Line of Credit

On October 20, 2023, 2023, the Company drew down from its outstanding Equity Line of Credit and issued 4,242,322 shares for total proceeds of $75,000.

Note Amendment Agreement

On October 23, 2023, the Company entered into a note amendment agreement with a note holder whereby two note payments, due on October 16, 2023 and November 16, 2023, were extended to December 15, 2023. In exchange for this extension, the Company paid the note holder $10,000 and issued 1,500,000 shares of the Company’s common stock.

PIPE

On October 23, 2023, the Company entered into securities purchase agreements with 7 investors whereby the investors purchased 7,735,294 shares of the Company’s common stock at a price of $0.017 per share and were issued 15,407,588 warrants to purchase the Company’s common stock at a price of $0.02 per share for gross proceeds of $20,500.

Vocal, Inc. RegCF Closings

Subsequent to September 30, 2023, the Company conducted 2 closings of the RegCF for its subsidiary, Vocal, Inc., for gross proceeds of $67,982.

Promissory Note

On November 1, 2023, Creatd, Inc. (the “Company”) entered into a share purchase agreement (the “Agreement”) with Auctus Fund, LLC (the “Buyer”), pursuant to which (i) the Buyer purchased a promissory note (the “Promissory Note”) made by the Company, in the aggregate principal amount of $111,111, convertible into shares of common stock, $0.001 par value per share, of the Company (the “Common Stock”), upon the terms set forth in the Promissory Note, and (ii) the Company issued 5,000,000 restricted shares of Common Stock to the Buyer as additional consideration for the purchase of the Promissory Note, for a purchase price of $100,000. The Company will pay guaranteed interest on the unpaid Principal Amount at the rate of 10% (the “Interest Rate”) per annum from October 31, 2023 (the “Issue Date”) until the same becomes due and payable. The maturity date shall be twelve months from the Issue Date.

The per share conversion price into which Principal Amount and interest (including any Default Interest) under the Promissory Note shall be convertible into shares of Common Stock (the “Conversion Price”) shall be $0.016, subject to adjustments for any stock dividend, stock split, stock combination, rights offerings, reclassification or similar transaction that proportionately decreases or increases the Common Stock as set forth in the Promissory Note.

Note 15 – Subsequent Events

Increase in Authorized Shares

On January 18, 2023, upon approval from our board of directors and stockholders, we filed Second Amended and Restated Articles of Incorporation with the Secretary of State of the State of Nevada for the purpose of increasing our authorized shares of Common Stock to 1,500,000,000.

Note Conversions

Subsequent to December 31, 2022, $1,417,782 in principal of three convertible notes converted into 6,946,851 shares of common stock.

Note Repayments and Warrant Cancellations

Subsequent to December 31, 2022, the Company repaid $1,500,000 in convertible notes, resulting in the cancellation of 1,216,008 warrants, per the Restructuring Agreements entered into on September 15, 2022.

Securities Purchase Agreements

Subsequent to December 31, 2022, the Company entered into a Securities Purchase Agreement with an investor to purchase 1,562,500 shares of common stock for gross proceeds of $750,000.

Convertible Notes

Subsequent to December 31, 2022, the Company entered into 3 convertible promissory notes with 3 investors for proceeds of $2,364,250.

Minority Investment in OG Collection, Inc.

Subsequent to December 31, 2022, an investor entered into a Subscription Agreement whereby it purchased from OG Collection, Inc., a subsidiary of the Company (“OG”), 50,000 shares of common stock of OG for a purchase price of $250,000, and, in connection therewith OG, the Company and the Investor entered into a Shareholder Agreement.

Additional Purchase of Orbit Media, LLC

Subsequent to December 31, 2022, the Company acquired an additional 5% of the membership interests of Orbit Media, LLC., bringing our total membership interests to 56%. Orbit Media LLC., has been consolidated due to the Company’s ownership of 85% voting control, and the results of operations have been included since the date of acquisition in the Statements of Operations.

February 2023 Warrant Exchange

On February 10, 2023 the Company entered into a letter agreement (the “Letter Agreement”), between Creatd and the respective holders of an aggregate of 2,161,415 warrants (the “Warrants”) to issue to the holders, for each Warrant held by such Selling Stockholder, one new warrant to purchase one share of the Company’s common stock in exchange for the immediate exercise of the Warrants. The new warrants are exercisable immediately, for a term of 60 months, at a price of $0.77, subject to customary adjustment provisions.

March 2023 Warrant Exchange

On March 6, 2023 the Company entered a letter agreement (the “Letter Agreement”), between Creatd, Inc. and the respective holders of an aggregate of 1,607,050 warrants (the “Warrants”) to issue to the holders, for each Warrant held by such Selling Stockholder, one new warrant to purchase one share of the Company’s common stock in exchange for the immediate exercise of the Warrants. The new warrants are exercisable immediately, for a term of 60 months, at a price of $0.77, subject to customary adjustment provisions.

Additional Purchase of Dune, Inc.

Subsequent to December 31, 2022, the Company acquired an additional 23% equity interest in Dune, Inc. bringing our total ownership to 85% . Dune, Inc., has been consolidated due to the Company’s ownership of over 50% voting control, and the results of operations have been included since the date of acquisition in the Statements of Operations.

Additional Purchase of WHE Agency, Inc.

Subsequent to December 31, 2022, the Company acquired an additional 51% of the equity interest in WHE Agency, Inc. bringing our total ownership to 95%. WHE Agency, Inc., has been consolidated due to the Company’s ownership of over 50% voting control, and the results of operations have been included since the date of acquisition in the Statements of Operations.

Consultant Shares

Subsequent to December 31, 2022, the Company issued 3,142,780 shares of Common Stock to consultants.

Employee & Officer Equity Awards

Subsequent to December 31, 2022, in recognition of certain employees having accepted reduced salaries beginning August 22, 2023, the Company issued equity awards totaling 7,512,918 shares to non-officer employees and 18,250,319 to officers of the Company. The fair value of these issuances is $16,134,193 and the Company will be paying approximately $3,477,062 in payroll taxes on behalf of employees receiving these awards.

Equity Line of Credit

Subsequent to December 31, 2022, the Company drew down from its outstanding Equity Line of Credit for total proceeds of $300,000.